Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001282980
Document Type	S-1/A
Entity Registrant Name	Dror Ortho-Design, Inc.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	On June 23, 2025, the stockholders of Dror Ortho-Design, Inc. (the “Company”), at the Company’s special meeting, approved the adoption of an amendment to the Company’s Amended and Restated Certificate of Incorporation to effect a reverse stock split of the Company’s common stock, par value $0.0001 per share (“Common Stock”), at a ratio in the range of 1-for-2 to 1-for-2,000 (the “Reverse Stock Split”), with the exact exchange ratio and timing to be determined at the discretion of the Company’s board of directors. The Company expects to effect a 1-for-550 reverse stock split prior to or upon effectiveness of this registration statement, whereupon the Company’s Common Stock will begin to trade on a Reverse Stock Split adjusted basis. Unless indicated or the context otherwise requires, all per share amounts and numbers of Common Stock in this registration statement have not been adjusted for the Reverse Stock Split.
Amendment Flag	true